Investment in securities - Amortised Cost, Carrying Amount and Fair Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Trading
Trading, Amortised cost	$ 5,724,000	$ 320,567,000
Trading, Gross unrealised gains	1,091,000	3,256,000
Trading, Gross unrealised losses	(502,000)	(2,524,000)
Trading, Fair value	6,313,000	321,299,000
Available-for-sale
Available-for-sale, Amortised cost	3,355,416,000	2,201,589,000
Available-for-sale, Gross unrealised gains	9,189,000	12,900,000
Available-for-sale, Gross unrealised losses	(31,867,000)	(13,140,000)
Available-for-sale, Fair value	3,332,738,000	2,201,349,000
Held-to-maturity
Held-to-maturity, Amortised cost	1,061,103,000	701,282,000
Held-to-maturity, Gross unrealised gains	2,528,000	5,365,000
Held-to-maturity, Gross unrealised losses	(16,803,000)	(5,152,000)
Held-to-maturity, fair value	1,046,828,000	701,495,000
Non-credit impairments recognised in accumulated other comprehensive loss, held-to-maturity investments	0	0
US government and federal agencies
Trading
Trading, Amortised cost	0	278,500,000
Trading, Gross unrealised gains	0	2,347,000
Trading, Gross unrealised losses	0	(1,504,000)
Trading, Fair value	0	279,343,000
Available-for-sale
Available-for-sale, Amortised cost	2,448,207,000	1,399,456,000
Available-for-sale, Gross unrealised gains	6,773,000	8,812,000
Available-for-sale, Gross unrealised losses	(24,578,000)	(3,769,000)
Available-for-sale, Fair value	2,430,402,000	1,404,499,000
Held-to-maturity
Held-to-maturity, Amortised cost	1,061,103,000	701,282,000
Held-to-maturity, Gross unrealised gains	2,528,000	5,365,000
Held-to-maturity, Gross unrealised losses	(16,803,000)	(5,152,000)
Held-to-maturity, fair value	1,046,828,000	701,495,000
Non-US governments debt securities
Trading
Trading, Amortised cost	0	7,483,000
Trading, Gross unrealised gains	0	6,000
Trading, Gross unrealised losses	0	0
Trading, Fair value	0	7,489,000
Available-for-sale
Available-for-sale, Amortised cost	27,895,000	29,275,000
Available-for-sale, Gross unrealised gains	178,000	300,000
Available-for-sale, Gross unrealised losses	(1,053,000)	0
Available-for-sale, Fair value	27,020,000	29,575,000
Corporate debt securities
Available-for-sale
Available-for-sale, Amortised cost	513,881,000	505,139,000
Available-for-sale, Gross unrealised gains	2,139,000	3,779,000
Available-for-sale, Gross unrealised losses	(1,545,000)	(2,774,000)
Available-for-sale, Fair value	514,475,000	506,144,000
Commercial mortgage-backed securities
Available-for-sale
Available-for-sale, Amortised cost	151,855,000	153,046,000
Available-for-sale, Gross unrealised gains	43,000	9,000
Available-for-sale, Gross unrealised losses	(1,352,000)	(4,329,000)
Available-for-sale, Fair value	150,546,000	148,726,000
Residential mortgage-backed securities
Available-for-sale
Available-for-sale, Amortised cost	200,288,000	101,382,000
Available-for-sale, Gross unrealised gains	56,000	0
Available-for-sale, Gross unrealised losses	(2,542,000)	(1,138,000)
Available-for-sale, Fair value	197,802,000	100,244,000
Asset-backed securities - Student loans
Trading
Trading, Amortised cost	0	28,845,000
Trading, Gross unrealised gains	0	0
Trading, Gross unrealised losses	0	(560,000)
Trading, Fair value	0	28,285,000
Available-for-sale
Available-for-sale, Amortised cost	13,290,000	13,291,000
Available-for-sale, Gross unrealised gains	0	0
Available-for-sale, Gross unrealised losses	(797,000)	(1,130,000)
Available-for-sale, Fair value	12,493,000	12,161,000
Mutual funds
Trading
Trading, Amortised cost	5,724,000	5,739,000
Trading, Gross unrealised gains	1,091,000	903,000
Trading, Gross unrealised losses	(502,000)	(460,000)
Trading, Fair value	$ 6,313,000	$ 6,182,000